Other Commitments and Contingencies (Details) $ in Millions, $ in Millions			1 Months Ended		25 Months Ended
	Oct. 09, 2020 USD ($)	May 28, 2020 USD ($)	Mar. 31, 2019 USD ($)	May 31, 2018 USD ($) lawsuit	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Loss Contingencies [Line Items]
Self insurance reserve, noncurrent						$ 42	$ 42
Accounts Payable and Accrued Liabilities
Loss Contingencies [Line Items]
Self insurance reserve, noncurrent						14	14
Other Current Liabilities
Loss Contingencies [Line Items]
Self insurance reserve, noncurrent						3	2
Other Liabilities
Loss Contingencies [Line Items]
Self insurance reserve, noncurrent						$ 25	$ 26
Chadian Employee Class Action
Loss Contingencies [Line Items]
Number of class action cases | lawsuit				2
Damages awarded, value	$ 19		$ 34	$ 25
Claims in unpaid bonuses				$ 122
Chadian Employee Class Action | Provisional Award
Loss Contingencies [Line Items]
Damages awarded, value			$ 2
North West Rail Link Project
Loss Contingencies [Line Items]
Claims in unpaid bonuses		$ 301			$ 300
North West Rail Link Project | Unincorporated Joint Venture
Loss Contingencies [Line Items]
Ownership percentage (in percentage)						33.00%